INCOME TAX EXPENSE/(CREDIT) - Analysis of the deferred tax balances in the consolidated statements (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAX EXPENSE/(CREDIT)
Deferred tax assets	¥ 0	¥ 0
Deferred tax liabilities	0	0
Deferred tax liability (asset)	¥ 0	¥ 0	¥ (209)	¥ (4,765)